Intangible assets - Summary of goodwill by operating segment (Details) R in Thousands	12 Months Ended
Mar. 31, 2018 ZAR (R)
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	R 881,900
Closing net book amount	898,527
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	618,910
Foreign currency translation differences	(7,266)
Closing net book amount	611,644
Goodwill | CSO segment
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	103,119
Foreign currency translation differences	0
Closing net book amount	103,119
Goodwill | Europe segment
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	109,610
Foreign currency translation differences	(986)
Closing net book amount	108,624
Goodwill | Middle East and Australasia segment
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	53,131
Foreign currency translation differences	(6,280)
Closing net book amount	46,851
Goodwill | Africa segment
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	353,050
Foreign currency translation differences	0
Closing net book amount	R 353,050